Employee benefits liabilities	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee benefits liabilities

20.	Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€43	€2,783	€2,826	€129	€4,045	€4,174
Health care and life insurance plans	126	1,596	1,722	126	2,132	2,258
Other post-employment benefits	56	771	827	66	1,090	1,156
Other provisions for employees	320	741	1,061	363	798	1,161
Total Employee benefits liabilities	€545	€5,891	€6,436	€684	€8,065	€8,749
Employee benefits liabilities of the FCA Group with an acquisition fair value of €8.8 billion were recognized on completion of the merger. Refer to Note 3, Scope of consolidation for additional information.
The Company recognized total expense related to continuing operations of €2,018 million for defined contribution plans for the year ended December 31, 2022 (€1,812 million in 2021 and €462 million in 2020).
The Company’s defined benefit liabilities were remeasured at December 31, 2022 resulting in a decrease in the net liability of approximately €1.79 billion primarily due to increases in discount rates of €7.41 billion partially offset by a negative return on assets of €6.17 billion.

The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2022	2021
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€23,652	€30,231
Health care and life insurance plans	1,722	2,258
Other post-employment benefits	805	1,125
Total present value of defined benefit obligations (a)	26,179	33,614

Fair value of plan assets (b)	22,676	28,475
Asset ceiling (c)	28	26
Total net defined benefit plans (a - b + c)	3,531	5,165
of which:
Net defined benefit liability (d)	5,375	7,588
Defined benefit plan asset (Note 16)	(1,844)	(2,423)

Other provisions for employees (e)	1,061	1,161
Total Employee benefits liabilities (d + e)	€6,436	€8,749
Pension benefits
The Company’s funding policy for defined benefits pension plans was to contribute the minimum amounts required by applicable laws and regulations or to directly pay benefit payments where appropriate. In the U.S., these excess amounts were tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At December 31, 2022, the combined credit balances for the U.S. and Canada qualified pension plans were approximately €1.6 billion, with the usage of the credit balances to satisfy minimum funding requirements subject to the plans maintaining certain funding levels. During the year ended December 31, 2022, the Company made pension contributions in the U.S. and Canada totaling €314 million. Contributions to the pension plans of the Company for 2023 are expected to be €123 million, including both contributions to pension funds and direct benefit payments to employees. Of this amount, €79 million relates to the U.S. and Canada, with €78 million being mandatory contributions and €1 million discretionary contributions, €8 million relates to the UK, and €12 million relates to Germany.
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2023	€1,746
2024	€1,731
2025	€1,728
2026	€1,740
2027	€1,736
2028-2032	€8,539
The following table summarizes changes in pension plans:

	2022					2021
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)	€—	€(2,132)	€(4,603)	€(180)	€(6,915)
Effect of changes in scope of consolidation and other	22	1	(283)	34	(226)	(23,698)	(256)	444	(197)	(23,707)
Service cost	(160)	—	(57)	(11)	(228)	(153)	—	(74)	(11)	(238)
Interest cost	(729)	(44)	(46)	(9)	(828)	(613)	(32)	(25)	(8)	(678)
Benefit payments for the year	1,564	97	105	24	1,790	1,291	113	367	18	1,789
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	(1)	(2)
Actuarial gains and (losses)	5,568	756	750	149	7,223	624	(13)	568	(26)	1,153
Demographic assumptions and experience	58	(71)	(219)	(23)	(255)	85	(74)	61	5	77
Financial assumptions	5,510	827	969	172	7,478	539	61	507	(31)	1,076
Effect of changes in exchange rates	(1,265)	128	—	(12)	(1,149)	(1,647)	(162)	—	(8)	(1,817)
Past service cost	(3)	(3)	—	2	(4)	—	2	182	—	184
Effect of curtailments and settlements/Other	—	—	1	1	2	—	—	—	—	—
At period-end: Present value	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)
Plan Assets
At beginning of period: Fair value	€21,856	€3,148	€3,238	€233	€28,475	€—	€2,707	€4,022	€147	€6,876
Effect of changes in scope of consolidation and other	(29)	—	264	(26)	209	19,927	212	(245)	92	19,986
Expected return on assets	660	56	47	2	765	524	40	22	2	588
Participant contributions	1	—	—	—	1	1	—	—	1	2
Administrative Expenses	(82)	(1)	—	(1)	(84)	(72)	—	—	—	(72)
Actuarial gains and (losses)	(4,267)	(978)	(909)	(20)	(6,174)	1,359	56	(207)	(4)	1,204
Effect of changes in exchange rates	1,067	(165)	—	2	904	1,370	201	—	1	1,572
Employer contributions	309	26	8	2	345	35	45	7	4	91
Benefit payments for the year	(1,556)	(97)	(101)	(11)	(1,765)	(1,288)	(113)	(361)	(10)	(1,772)
At period-end: Fair value	€17,959	€1,989	€2,547	€181	€22,676	€21,856	€3,148	€3,238	€233	€28,475

	2022					2021
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)
Fair value of plan assets	17,959	1,989	2,547	181	22,676	21,856	3,148	3,238	233	28,475
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(1,242)	444	(124)	(54)	(976)	(2,341)	668	97	(180)	(1,756)
Minimum funding requirement liability (IFRIC 14)	(28)	—	—	—	(28)	(26)	—	—	—	(26)
Net (liability) asset recognized in the balance sheet	(1,270)	444	(124)	(54)	(1,004)	(2,367)	668	97	(180)	(1,782)
Of which, liability	(2,528)	(38)	(192)	(68)	(2,826)	(3,659)	(65)	(270)	(180)	(4,174)
Of which, asset	1,258	482	68	14	1,822	1,292	733	367	—	2,392

Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2022	2021	2020(1)
	(€ million)
Current service cost	€228	€238	€208
Interest expense	828	678	99
Interest income	(765)	(588)	(111)
Other administration costs	83	73	—
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	3	(184)	(18)
Items relating to discontinued operations	—	—	(33)
Total recognized in the Consolidated Income Statement	€377	€217	€145
____________________________________________________________________________________________________
(1) 2020 amounts include Other post-employment benefits
During the year ended December 31, 2021, there was a prior service credit primarily due to an amendment to benefits offered which incentivizes employees to elect lump sum or installment options over annuity payouts.
The fair value of plan assets by class was as follows:

	At December 31,
	2022		2021
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€961	€850	€922	€780
U.S. equity securities	908	906	1,244	1,242
Non-U.S. equity securities	641	641	732	731
Equity commingled funds	1,445	399	2,058	498
Equity instruments	2,994	1,946	4,034	2,471
Government securities	2,262	986	6,176	1,212
Corporate bonds (including convertible and high yield bonds)	4,333	14	8,375	—
Other fixed income	4,950	37	1,583	—
Fixed income securities	11,545	1,037	16,134	1,212
Private equity funds	2,965	—	3,125	—
Diversified Commingled funds	125	34	—	—
Real estate funds	1,343	4	1,015	—
Hedge funds	2,634	—	2,718	—
Investment funds	7,067	38	6,858	—
Insurance contracts and other	109	73	527	18
Total fair value of plan assets	€22,676	€3,944	€28,475	€4,481

Non-U.S. equity securities were invested broadly in developed international and emerging markets. Fixed income securities were debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds included those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds included those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds included common collective trust funds, mutual funds and other investment entities. Real estate fund investments included those in limited partnerships that invest in various commercial and residential real estate projects around the world. Hedge fund investments included those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S., Canada, France, Germany and UK reflected a balance of liability-hedging and return-seeking investment considerations. The investment objectives were to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets were sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities was addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets were broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets were allocated to fixed income securities. The Company policy for these plans ensured actual allocations were in line with target allocations as appropriate.
Assets were actively monitored and managed primarily by external investment managers. Investment managers were not permitted to invest outside of the asset class or strategy for which they had been appointed. The Company used investment guidelines to ensure investment managers invested solely within the mandated investment strategy. Certain investment managers used derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments could also be used in place of physical securities when it was more cost-effective and/or efficient to do so. Plan assets did not include the Company shares or properties occupied by Stellantis companies, with the possible exception of commingled investment vehicles where the Company did not control the investment guidelines.
Sources of potential risk in pension plan assets were related to market risk, interest rate risk and operating risk. Market risk was mitigated by diversification strategies and as a result, there were no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk was mitigated by partial asset-liability matching. The fixed income target asset allocation partially matched the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks were mitigated through ongoing oversight of external investment managers’ style adherence, team strength and firm health.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2022					2021
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.40%	5.27%	4.52%	4.01%	3.56%	2.85%	3.15%	1.82%	1.14%	1.38%
Future salary increase rate	—%	3.50%	2.55%	2.68%	2.80%	—%	3.50%	—%	1.82%	2.30%/ 2.55%
The average duration of U.S., Canada, UK, France and Germany liabilities was approximately 9, 10, 13, 7 and 15, respectively.
Health care and life insurance plans
Liabilities arising from these unfunded plans comprised obligations for retiree health care and life insurance granted to employees and to retirees only in the U.S. and Canada. Upon retirement from the Company, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2023	€127
2024	€126
2025	€126
2026	€125
2027	€125
2028-2032	€614
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2022	2021
	(€ million)
Present value of obligations at January 1	€2,258	€—
FCA - PSA merger	—	2,230
Included in the Consolidated Income Statement	92	81
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(45)	(11)
- Financial assumptions	(565)	(97)
Effect of movements in exchange rates	118	156
Other:
Benefits paid	(136)	(101)
December 31	€1,722	€2,258
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Current service cost	€21	€21	€—
Interest expense	70	60	—
Past service costs/(credits) and losses/(gains) arising from settlements	1	—	—
Total recognized in the Consolidated Income Statement	€92	€81	€—
Health care and life insurance plans were accounted for on an actuarial basis, which required the selection of various assumptions. In particular, it required the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2022		2021
	U.S.	Canada	U.S.	Canada
Discount rate	5.54%	5.27%	2.99%	3.26%
Salary growth	1.50%	1.25%	1.50%	1.25%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%	4.00%	4.00%
The average duration of the U.S. and Canadian liabilities was approximately 10 and 13 years, respectively.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for the next year and used in the 2022 plan valuation was 5.5 percent. The annual rate was assumed to decrease gradually to 3.9 percent through 2045 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2022 plan valuation was 4.4 percent. The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprised other employee benefits granted to Company employees primarily in Europe.
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2022	2021
	(€ million)
Present value of obligations at January 1	€1,125	€752
FCA - PSA merger	—	779
Included in the Consolidated Income Statement	(34)	23
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	49	33
- Financial assumptions	(279)	(28)
Effect of movements in exchange rates	1	4
Other:
Benefits paid	(56)	(113)
Change in scope of consolidation	—	(208)
Other changes	(1)	(117)
Present value of obligations at December 31	€805	€1,125
As at December 31, 2022, the above Other post-employment benefit liability is net of plan assets of €297 million.
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Current service cost	€38	€95	€48
Interest expense	12	10	9
Past service costs/(credits) and losses/(gains) arising from settlements	(84)	(82)	—
Total recognized in the Consolidated Income Statement	€(34)	€23	€57
Past service credits are primarily due to the impact on French plans of voluntary departures.

Other provisions for employees
Other provisions for employees primarily included long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.